FINANCE COSTS, NET	12 Months Ended
Mar. 31, 2022
FINANCE COSTS, NET

8 FINANCE COSTS, NET

		Year ended 31 March 2022	Year ended 31 March 2021	Year ended 31 March 2020
	Notes	USD	USD	USD
Interest on:
● Lease liabilities	(a)	259,124	231,759	460,983
● Convertible loan	(b)	11,804	-	-
● Convertible bond	(c)	-	509,230	-
● Loans from shareholders	(d)	-	277,959	1,333,480
● Notes payable	(e)	-	17,156	57,064
Other finance costs	(f)	-	1,235,341	-
Other finance income		(614)	-	-
		270,314	2,271,445	1,851,527

Note 8(a): Lease liabilities are measured at amortized cost using an effective interest method with interest expense being recognized over the lease term (note 26).

Note 8(b): In March 2022, the Group entered into a $36 million convertible loan agreement with Bifinity. The loan carries an interest charge of 4% per annum (note 30).

Note 8(c): In May 2020, the Group issued a convertible bond with an annual 10% coupon. The bond and accrued interest were converted to shares of Diginex HK on the 21 September 2020 with additional accrued interest between 22 and 28 September settled in cash (note 29).

Note 8(d): During the years ended 31 March 2021 and 2020, the Group had a shareholder loan with Pelham Limited, via a $20 million credit facility with a 12.5% interest charge on the outstanding balance. This credit facility was terminated upon the Transaction on 30 September 2020 (note 17).

Note 8(e): In September 2019, the Group issued a loan note with a 12-month maturity and a 15% interest charge. A notional amount of $675,000 was raised and was fully redeemed early on 1 June 2020 (note 28).

Note 8(f): During the year ended 31 March 2021, the Group issued private shares and warrants for cash. In raising the funds the Group incurred transaction costs of $2,871,652 of which $1,235,341 relates to the private warrants on a fair value pro-rata basis between the shares and warrants issued. The private warrants are classified as a liability at fair value through profit or loss, accordingly the related transaction cost is recorded as a finance cost upon initial recognition (note 23).